Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts arising from insurance contracts [abstract]
Deferred transaction costs for investment management services	€ 447	€ 452
Current	20	29
Non-current	€ 427	€ 424